401(k) Plan - Additional Information (Detail) - 401(k) retirement plan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined Contribution Plan Disclosure [Line Items]
Percentage of contributions by employees of their eligible compensation subject to maximum allowed by law	100.00%
Defined contribution employer matches employee contributions Maximum Percentage of their salary	4.00%
Defined Contribution Plan Expenses Recognized Amount	$ 139,000	$ 128,000